Summary of Significant Accounting Policies - Trade Receivable and Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 85,824
Current period provision, net	2,047
Current period write-offs	(54,098)
Ending balance	40,548
Allowance for the trade receivable		¥ 85,824	¥ 0
Cumulative effect of adoption of new accounting standard, adjustment | ASU No. 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6,775
Cumulative effect of adoption of new accounting standard, adjusted balance | ASU No. 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 92,599